Prepaid expenses and other current assets (FY) (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Mar. 05, 2020	Aug. 28, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepaid expenses and other current assets [Abstract]
Prepaid advertising & marketing				$ 1,776	$ 0
Prepaid slotting fees				425	0
Prepaid insurance				164	15
Deposits				115	0
Prepaid state registration fee				81	0
Other				80	254
Total prepaid expenses and other current assets			$ 3,064	2,641	$ 269
Advertising Agreement [Abstract]
Stock issued to third parties for services			125	3,477
IHeartMedia [Member]
Advertising Agreement [Abstract]
Advertising expenses incurred			0	600
Committed usage amount of media inventory			1,700	1,700
Prepaid advertising balance			3,000	2,800
Prepaid Expenses and Other Current Assets [Member] | IHeartMedia [Member]
Advertising Agreement [Abstract]
Prepaid advertising balance			2,200	1,700
Other Noncurrent Assets [Member] | IHeartMedia [Member]
Advertising Agreement [Abstract]
Prepaid advertising balance			$ 800	$ 1,100
Common Stock [Member]
Advertising Agreement [Abstract]
Stock issued to third parties for services (in shares)	125,000		125,000	1,009,000
Stock issued to third parties for services			$ 0	$ 1
Common Stock [Member] | IHeartMedia [Member]
Advertising Agreement [Abstract]
Stock issued to third parties for services (in shares)	125,000	1,000,000
Stock issued to third parties for services	$ 100	$ 3,400